Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Sales	$ 127,986	$ 157,962	$ 248,689	$ 239,288	$ 344,416	$ 289,368	$ 1,669,965	$ 1,918,654
Cost of sales	51,570	146,254	93,663	152,027	185,222	243,433	1,445,158	1,538,821
Gross profit	76,416	11,708	155,026	87,261	159,194	45,935	224,807	379,833
Expenses:
General and administrative expenses	995,730	864,470	2,606,280	2,207,360	3,350,695	3,139,668	16,289,190	18,895,470
Promotion and marketing	32,738	25,133	76,345	83,377	62,491	228,725	508,340	584,685
Research and development	61,281	31,050	96,338	222,516	319,025	402,636	3,332,456	3,428,794
Depreciation and amortization	5,745	5,867	17,232	17,602	23,469	26,845	151,438	168,670
Impairment of patent	0	0	0	0	0	0	537,631	537,631
Total expenses	1,095,494	926,520	2,796,195	2,530,855	3,755,680	3,797,874	20,819,055	23,615,250
Net loss from operations	(1,019,078)	(914,812)	(2,641,169)	(2,443,594)	(3,596,486)	(3,751,939)	(20,594,248)	(23,235,417)
Other income (expense):
Interest income	9	25	34	30	64	8,846	371,809	371,843
Interest expense	(93,654)	(125,913)	(328,694)	(326,873)	(429,499)	(400,228)	(2,048,363)	(2,377,057)
Exchange rate gains and losses	4,944	1,241	7	1,241	(17,636)	6,931	(21,503)	(21,496)
Loss on disposition of fixed assets	0	0	0	0	(7,405)	(117)	(64,172)	(64,172)
Total other (expense) income	(88,701)	(124,647)	(328,653)	(325,602)	(454,476)	(384,568)	(1,762,229)	(2,090,882)
Loss before provision for income taxes	(1,107,779)	(1,039,459)	(2,969,822)	(2,769,196)	(4,050,962)	(4,136,507)	(22,356,477)	(25,326,296)
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Net loss	(1,107,779)	(1,039,459)	(2,969,822)	(2,769,196)	(4,050,962)	(4,136,507)	(22,389,150)	(25,358,972)
Net loss attributable to non-controlling interest	(13,772)	(35,829)	(84,191)	(89,883)	(41,235)	(70,123)	(1,497,681)	(1,581,872)
Net loss attributable to SurePure	$ (1,094,007)	$ (1,003,630)	$ (2,885,631)	$ (2,679,313)	$ (4,009,727)	$ (4,066,384)	$ (20,891,469)	$ (23,777,100)